Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 600,000,000.00
Total Fee Amount	82,860.00
Total Offset Amount	0.00
Net Fee	$ 82,860.00
Offering Table N/A
Offset Table N/A	N/A